ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 26, 2020
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2020	2019	2018
Gross unrecognized tax benefits beginning of year	$4,166	$4,378	$4,000
Increase in tax positions for prior years	(82)	(129)	(366)
Increase in tax positions for current year	730	768	1,326
Lapse in statute of limitations	(922)	(851)	(582)
Gross unrecognized tax benefits end of year	$3,892	$4,166	$4,378